Long-term debt and interest and other costs - Components of Long-Term Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2016	Jul. 31, 2016	Sep. 30, 2013
Debt Instrument [Line Items]
Other	€ 5.3	€ 8.2
Long-term debt	4,584.1	4,678.2
Less: current portion of long-term debt	509.1	15.4
Non-current portion of long-term debt	4,075.0	4,662.8
0.625% Senior Notes Due Two Thousand Twenty Two
Debt Instrument [Line Items]
Principal amount	500.5	501.5				€ 500.0
Interest rate on principal amount (in percentage)						0.625%
3.375% Senior Notes Due Two Thousand Twenty Three
Debt Instrument [Line Items]
Principal amount	780.6	802.1					€ 750.0
Interest rate on principal amount (in percentage)							3.375%
1.375% Senior Notes Due Two Thousand Twenty Six
Debt Instrument [Line Items]
Principal amount	1,003.2	1,028.0				€ 1,000.0
Interest rate on principal amount (in percentage)						1.375%
1.625% Senior Notes Due Two Thousand Twenty Seven
Debt Instrument [Line Items]
Principal amount	769.3	795.4			€ 750.0
Interest rate on principal amount (in percentage)					1.625%
Senior Notes due February 25th 2030, 0.250%
Debt Instrument [Line Items]
Principal amount	741.7	740.7		€ 750.0
Interest rate on principal amount (in percentage)				0.25%
Senior Notes due May 7th 2029, 0.625%
Debt Instrument [Line Items]
Principal amount	747.1	746.8	€ 750.0
Interest rate on principal amount (in percentage)			0.625%
Debt Assumed In Berliner Glas Acquisition
Debt Instrument [Line Items]
Principal amount	€ 36.4	€ 55.5